File Number:  33-84546
                                                Filed Pursuant to Rule 497(e) of
                                                      the Securities Act of 1933




                                                               January 22, 2013



                            Pioneer Mid Cap Value VCT Portfolio


        Supplement to the May 1, 2012 Class I and Class II Shares Prospectuses, as in effect and as may be amended from time to time


Portfolio summary

The following replaces the information in the "Management" chart in the section entitled "Portfolio summary":


Portfolio management  Edward T. Shadek Jr., senior vice president of Pioneer
                      (portfolio manager of the portfolio since 2013) and Timothy Horan, vice president of Pioneer (portfolio manager of the portfolio since 2011; assistant portfolio manager of the portfolio from 2007-2011).




                                       (c) 2013 Pioneer Funds Distributor, Inc.
                                            Underwriter of Pioneer mutual funds
                                                                    Member SIPC